SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($)	May 31, 2025	Mar. 31, 2025	Nov. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Xingwei Xue [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		$ 732,911		$ 754,545	$ 456,161
Mingfeng Shi [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		457,324		468,174	457,229
Lili Zhang [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		43,228		44,286	43,223
Xinrong Yang [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		230,301		214,227	209,083
Beijing Genesis [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		71,890		73,642	71,874
Xingkang Xiao [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		79,096		81,024	79,078
Tong Xue [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		50,323		51,549	50,312
Weiping Yi [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		22,694		23,247	22,689
Pan Yan [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		22,694		23,247	22,689
Bo Wang [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		21,483		22,007	21,478
Lianping Jin [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		284,840		291,783	284,777
Yu Xi [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		70,489
Xiaoyu Li [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		55,446		56,798	55,433
ELITE RAINBOW LIMITED [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		1,394,882		1,143,666	838,020
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	$ 34,528
Related Party [Member] | Maius Pharmaceutical Co. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		$ 3,537,601		$ 3,248,195	$ 2,612,046